Consolidated Balance Sheets - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Property, plant and equipment owned	€ 9,804	€ 9,869
Right-of-use assets	1,723	1,815
Goodwill	49,243	49,892
Other intangible assets	24,590	21,640
Investments accounted for using the equity method	538	677
Other non-current assets	2,992	3,095
Non-current income tax assets	240	242
Deferred tax assets	5,980	5,381
Non-current assets	95,110	92,611
Inventories	9,970	8,960
Accounts receivable	8,289	8,424
Other current assets	3,371	3,532
Current income tax assets	353	374
Cash and cash equivalents	7,993	12,736
Current assets	29,976	34,026
Assets held for sale or exchange	267	85
TOTAL ASSETS	125,353	126,722
Equity and liabilities
Equity attributable to equity holders of Sanofi	72,629	74,784
Equity attributable to non-controlling interests	318	368
Total equity	72,947	75,152
Long-term debt	14,241	14,857
Non-current lease liabilities	1,839	1,904
Non-current liabilities related to business combinations and to non-controlling interests	563	674
Non-current provisions and other non-current liabilities	7,088	6,341
Non-current income tax liabilities	1,928	1,979
Deferred tax liabilities	1,950	1,841
Non-current liabilities	27,609	27,596
Accounts payable	7,365	6,813
Current liabilities related to business combinations and to non-controlling interests	154	105
Current provisions and other current liabilities	11,917	12,021
Current income tax liabilities	377	574
Current lease liabilities	253	277
Short-term debt and current portion of long-term debt	4,694	4,174
Current liabilities	24,760	23,964
Liabilities related to assets held for sale or exchange	37	10
TOTAL EQUITY AND LIABILITIES	€ 125,353	€ 126,722